UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 76.1%

Security	Principal Amount (000’s omitted)		Value

Albania — 0.6%
Republic of Albania, 7.50%, 11/4/15	EUR	3,500	$4,838,641

Total Albania			$4,838,641

Bermuda — 0.1%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	900	$1,045,578

Total Bermuda			$1,045,578

Bosnia and Herzegovina — 0.3%
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/14	BAM	17	$10,872
Bosnia & Herzegovina Government Bond, 2.50%, 9/30/14	BAM	86	56,700
Bosnia & Herzegovina Government Bond, 2.50%, 3/31/15	BAM	76	49,710
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/15	BAM	120	76,267
Republic of Srpska, 1.50%, 6/30/23	BAM	325	141,763
Republic of Srpska, 1.50%, 10/30/23	BAM	194	81,762
Republic of Srpska, 1.50%, 12/15/23	BAM	48	19,700
Republic of Srpska, 1.50%, 5/31/25	BAM	5,337	1,998,007
Republic of Srpska, 1.50%, 6/9/25	BAM	534	197,118
Republic of Srpska, 1.50%, 12/24/25	BAM	480	176,387

Total Bosnia and Herzegovina			$2,808,286

Brazil — 4.7%
Letra do Tesouro Nacional, 0.00%, 1/1/15	BRL	15,471	$6,754,519
Nota do Tesouro Nacional, 10.00%, 1/1/14	BRL	23,509	11,896,111
Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	21,314	11,011,818
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	16,127	8,321,902
Republic of Brazil, 10.25%, 1/10/28	BRL	620	388,129

Total Brazil			$38,372,479

Chile — 0.2%
Government of Chile, 6.00%, 3/1/18	CLP	300,000	$659,305
Government of Chile, 6.00%, 1/1/20	CLP	465,000	1,032,992

Total Chile			$1,692,297

Colombia — 3.4%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$4,344,208
Republic of Colombia, 9.85%, 6/28/27	COP	8,093,000	6,914,426

Security	Principal Amount (000’s omitted)		Value

Colombia (continued)
Republic of Colombia, 12.00%, 10/22/15	COP	19,718,000	$12,956,553
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	5,461,000	3,950,887

Total Colombia			$28,166,074

Costa Rica — 0.0%(2)
Titulo Propiedad Ud, 1.00%, 1/12/22(3)	CRC	58,488	$98,850
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	6,571	12,755

Total Costa Rica			$111,605

Cyprus — 1.0%
Republic of Cyprus, 3.75%, 6/3/13	EUR	1,810	$2,324,088
Republic of Cyprus, 3.75%, 11/1/15(4)	EUR	1,650	1,684,051
Republic of Cyprus, 4.375%, 7/15/14	EUR	1,650	1,901,347
Republic of Cyprus, 4.625%, 2/3/20	EUR	2,565	2,313,915

Total Cyprus			$8,223,401

Georgia — 0.4%
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	1,994	$1,233,336
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	850	528,485
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	370	229,508
Georgia Treasury Bond, 11.90%, 6/9/13	GEL	479	292,225
Georgia Treasury Bond, 12.20%, 5/13/13	GEL	1,484	901,195

Total Georgia			$3,184,749

Germany — 0.8%
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	3,150	$6,114,388

Total Germany			$6,114,388

Guatemala — 0.1%
Republic of Guatemala, 4.875%, 2/13/28(1)	USD	1,100	$1,122,000

Total Guatemala			$1,122,000

Hungary — 5.3%
Hungary Government Bond, 5.50%, 2/12/14	HUF	2,120,600	$9,436,066
Hungary Government Bond, 5.50%, 2/12/16	HUF	1,100,000	4,977,004
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000	908,752
Hungary Government Bond, 6.50%, 6/24/19	HUF	579,100	2,745,594
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520	7,295,891
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980	5,320,182
Hungary Government Bond, 7.00%, 6/24/22	HUF	435,000	2,149,807
Hungary Government Bond, 7.50%, 11/12/20	HUF	668,800	3,362,229
Hungary Government Bond, 8.00%, 2/12/15	HUF	455,000	2,132,639

14	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Hungary (continued)
National Bank of Hungary, 8.875%, 11/1/13	USD	710	$730,774
Republic of Hungary, 3.50%, 7/18/16	EUR	1,362	1,793,148
Republic of Hungary, 4.375%, 7/4/17	EUR	374	499,928
Republic of Hungary, 4.50%, 1/29/14	EUR	1,539	2,054,229

Total Hungary			$43,406,243

Indonesia — 8.7%
Indonesia Government Bond, 6.25%, 4/15/17	IDR	8,055,000	$877,147
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	3,487,454
Indonesia Government Bond, 7.375%, 9/15/16	IDR	74,748,000	8,373,106
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	578,110
Indonesia Government Bond, 8.25%, 6/15/32	IDR	30,296,000	3,742,791
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,742,106
Indonesia Government Bond, 9.00%, 9/15/18	IDR	13,080,000	1,597,120
Indonesia Government Bond, 9.50%, 6/15/15	IDR	33,485,000	3,794,015
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000	4,710,360
Indonesia Government Bond, 9.50%, 7/15/31	IDR	118,958,000	16,394,714
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	804,936
Indonesia Government Bond, 10.00%, 7/15/17	IDR	10,200,000	1,257,071
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	3,040,242
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	1,195,627
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	3,182,582
Indonesia Government Bond, 10.50%, 8/15/30	IDR	30,978,000	4,582,179
Indonesia Government Bond, 10.50%, 7/15/38	IDR	10,900,000	1,662,047
Indonesia Government Bond, 11.00%, 11/15/20	IDR	14,560,000	2,023,676
Indonesia Government Bond, 11.00%, 9/15/25	IDR	16,440,000	2,422,558
Indonesia Government Bond, 11.25%, 5/15/14	IDR	16,743,000	1,844,320
Indonesia Government Bond, 11.50%, 9/15/19	IDR	25,200,000	3,469,096

Total Indonesia			$70,781,257

Jordan — 0.1%
Jordan Government Bond, 7.387%, 8/30/14	JOD	800	$1,160,092

Total Jordan			$1,160,092

Kenya — 0.3%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$2,048,443

Total Kenya			$2,048,443

Lebanon — 0.2%
Lebanon Treasury Note, 5.34%, 8/8/13	LBP	1,066,400	$710,659
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	326,560	225,068
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	595,920	412,539

Total Lebanon			$1,348,266

Security	Principal Amount (000’s omitted)		Value

Malaysia — 4.5%
Malaysia Government Bond, 3.502%, 5/31/27	MYR	4,125	$1,334,447
Malaysia Government Bond, 3.741%, 2/27/15	MYR	24,076	8,027,164
Malaysia Government Bond, 3.814%, 2/15/17	MYR	7,003	2,355,602
Malaysia Government Bond, 3.892%, 3/15/27	MYR	7,541	2,574,437
Malaysia Government Bond, 4.012%, 9/15/17	MYR	10,786	3,665,127
Malaysia Government Bond, 4.16%, 7/15/21	MYR	26,063	9,051,224
Malaysia Government Bond, 4.24%, 2/7/18	MYR	15,775	5,418,703
Malaysia Government Bond, 4.378%, 11/29/19	MYR	3,750	1,309,419
Malaysia Government Bond, 4.392%, 4/15/26	MYR	4,047	1,440,437
Malaysia Government Bond, 4.498%, 4/15/30	MYR	3,480	1,250,082

Total Malaysia			$36,426,642

Mexico — 4.9%
Mexican Bonos, 7.25%, 12/15/16	MXN	20,800	$1,898,912
Mexican Bonos, 7.50%, 6/3/27	MXN	30,480	3,210,276
Mexican Bonos, 7.75%, 12/14/17	MXN	9,500	902,815
Mexican Bonos, 8.00%, 12/19/13	MXN	61,900	5,233,943
Mexican Bonos, 8.00%, 6/11/20	MXN	21,018	2,126,762
Mexican Bonos, 8.50%, 12/13/18	MXN	6,833	684,187
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	4,486,775
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	4,310,945
Mexican Bonos, 9.50%, 12/18/14	MXN	23,060	2,067,211
Mexican Bonos, 10.00%, 12/5/24	MXN	63,550	7,811,281
Mexican Bonos, 10.00%, 11/20/36	MXN	56,570	7,625,491

Total Mexico			$40,358,598

Mongolia — 0.1%
Mongolia Government International Bond, 4.125%, 1/5/18(1)	USD	550	$542,384

Total Mongolia			$542,384

New Zealand — 2.5%
New Zealand Government Bond, 2.00%, 9/20/25(3)	NZD	2,018	$1,919,843
New Zealand Government Bond, 5.00%, 3/15/19	NZD	1,570	1,503,103
New Zealand Government Bond, 5.50%, 4/15/23	NZD	4,960	5,091,711
New Zealand Government Bond, 6.00%, 12/15/17	NZD	1,570	1,538,857
New Zealand Government Bond, 6.00%, 5/15/21	NZD	9,860	10,254,372

Total New Zealand			$20,307,886

Nigeria — 0.2%
Nigeria Treasury Bond, 16.00%, 6/29/19	NGN	251,000	$1,861,689

Total Nigeria			$1,861,689

15	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Paraguay — 0.1%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	458	$469,450

Total Paraguay			$469,450

Peru — 2.5%
Republic of Peru, 6.90%, 8/12/37(1)	PEN	2,367	$1,134,208
Republic of Peru, 6.90%, 8/12/37	PEN	2,700	1,293,773
Republic of Peru, 6.90%, 8/12/37(4)	PEN	4,730	2,266,499
Republic of Peru, 6.95%, 8/12/31	PEN	2,000	944,457
Republic of Peru, 7.84%, 8/12/20	PEN	1,782	845,287
Republic of Peru, 7.84%, 8/12/20(4)	PEN	15,334	7,273,642
Republic of Peru, 8.20%, 8/12/26	PEN	5,775	3,045,804
Republic of Peru, 8.60%, 8/12/17	PEN	5,305	2,460,613
Republic of Peru, 9.91%, 5/5/15	PEN	1,760	769,592

Total Peru			$20,033,875

Philippines — 1.5%
Republic of the Philippines, 4.95%, 1/15/21	PHP	139,000	$3,816,229
Republic of the Philippines, 5.00%, 8/18/18	PHP	119,690	3,237,801
Republic of the Philippines, 6.25%, 1/14/36	PHP	124,000	3,976,676
Republic of the Philippines, 9.125%, 9/4/16	PHP	29,510	877,853

Total Philippines			$11,908,559

Poland — 0.5%
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575	$1,251,951
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420	2,070,420
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900	996,213

Total Poland			$4,318,584

Romania — 1.2%
Romania Government Bond, 5.80%, 10/26/15	RON	9,720	$3,026,307
Romania Government Bond, 5.85%, 7/28/14	RON	2,530	780,846
Romania Government Bond, 5.90%, 7/26/17	RON	18,420	5,835,059
Romania Government Bond, 11.00%, 3/5/14	RON	490	157,110

Total Romania			$9,799,322

Russia — 8.6%
Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	630,000	$21,892,193
Russia Foreign Bond, 7.85%, 3/10/18(4)	RUB	250,000	8,687,378
Russia Government Bond, 7.00%, 6/3/15	RUB	242,513	7,996,462
Russia Government Bond, 7.10%, 3/13/14	RUB	491,802	15,999,643
Russia Government Bond, 7.35%, 1/20/16	RUB	68,000	2,273,725
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974	3,524,882

Security	Principal Amount (000’s omitted)		Value

Russia (continued)
Russia Government Bond, 7.60%, 4/14/21	RUB	150,035	$5,225,387
Russia Government Bond, 8.15%, 2/3/27	RUB	130,080	4,737,892

Total Russia			$70,337,562

Rwanda — 0.1%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	646	$633,803

Total Rwanda			$633,803

Serbia — 1.7%
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	202,000	$2,292,352
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	673,400	7,577,899
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	76,900	855,014
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	23,880	262,821
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	46,780	557,065
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	109,590	1,304,648
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	96,150	1,134,022

Total Serbia			$13,983,821

Slovenia — 0.3%
Republic of Slovenia, 4.125%, 1/26/20	EUR	826	$1,025,253
Republic of Slovenia, 4.375%, 1/18/21(4)	EUR	1,252	1,559,241

Total Slovenia			$2,584,494

South Africa — 5.8%
Republic of South Africa, 6.25%, 3/31/36	ZAR	64,175	$6,144,752
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745	5,326,464
Republic of South Africa, 7.00%, 2/28/31	ZAR	19,600	2,123,156
Republic of South Africa, 7.25%, 1/15/20	ZAR	32,400	3,872,543
Republic of South Africa, 7.50%, 1/15/14	ZAR	34,500	3,907,468
Republic of South Africa, 7.75%, 2/28/23	ZAR	41,488	5,127,886
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430	2,386,366
Republic of South Africa, 8.75%, 12/21/14	ZAR	29,990	3,534,973
Republic of South Africa, 10.50%, 12/21/26	ZAR	30,356	4,504,440
Republic of South Africa, 13.50%, 9/15/15	ZAR	81,005	10,672,701

Total South Africa			$47,600,749

Sri Lanka — 0.6%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	1,140	$1,211,250
Republic of Sri Lanka, 6.25%, 10/4/20(4)	USD	390	425,100
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	950	1,035,500
Sri Lanka Government Bond, 7.00%, 3/1/14	LKR	49,400	378,136
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	26,130	177,341
Sri Lanka Government Bond, 11.75%, 4/1/14	LKR	162,870	1,293,126

Total Sri Lanka			$4,520,453

16	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Thailand — 3.6%
Kingdom of Thailand, 3.125%, 12/11/15	THB	120,041	$4,120,691
Kingdom of Thailand, 3.25%, 6/16/17	THB	134,760	4,646,621
Kingdom of Thailand, 3.85%, 12/12/25	THB	62,668	2,207,280
Kingdom of Thailand, 3.875%, 6/13/19	THB	44,600	1,582,343
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371	2,293,126
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000	1,146,765
Kingdom of Thailand, 5.25%, 5/12/14	THB	275,409	9,621,148
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500	3,889,229

Total Thailand			$29,507,203

Turkey — 11.1%
Turkey Government Bond, 0.00%, 7/17/13	TRY	25,300	$13,991,736
Turkey Government Bond, 0.00%, 9/11/13	TRY	7,970	4,376,981
Turkey Government Bond, 0.00%, 4/9/14	TRY	1,374	731,126
Turkey Government Bond, 4.00%, 4/1/20(3)	TRY	11,479	7,776,352
Turkey Government Bond, 8.00%, 10/9/13	TRY	15,615	8,840,733
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100	3,103,667
Turkey Government Bond, 9.00%, 3/8/17	TRY	13,255	8,269,819
Turkey Government Bond, 9.50%, 1/12/22	TRY	2,090	1,415,289
Turkey Government Bond, 10.00%, 6/17/15	TRY	23,800	14,523,609
Turkey Government Bond, 10.50%, 1/15/20	TRY	23,798	16,540,275
Turkey Government Bond, 11.00%, 8/6/14	TRY	17,891	10,715,639
Turkey Government Bond, 16.00%, 8/28/13	TRY	1,330	770,439

Total Turkey			$91,055,665

Uruguay — 0.1%
Monetary Regulation Bill, 0.00%, 2/27/14(3)	UYU	2,070	$107,502
Monetary Regulation Bill, 0.00%, 3/26/15(3)	UYU	5,713	290,838
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	8,206	438,813

Total Uruguay			$837,153

Total Foreign Government Bonds (identified cost $605,654,217)			$621,511,691

Common Stocks — 0.4%

Security		Shares	Value

France — 0.1%
Sanofi		5,178	$559,822
Total SA		9,108	458,470

Total France			$1,018,292

Security	Shares	Value

Germany — 0.2%
Deutsche EuroShop AG	17,807	$763,569
Deutsche Wohnen AG	37,261	657,121
GSW Immobilien AG	16,881	677,832

Total Germany		$2,098,522

Luxembourg — 0.1%
GAGFAH SA(5)	55,977	$723,186

Total Luxembourg		$723,186

Total Common Stocks (identified cost $3,290,299)		$3,840,000

Precious Metals — 0.9%

Description	Troy Ounces	Value
Platinum(5)	4,784	$7,200,380

Total Precious Metals (identified cost $8,395,923)		$7,200,380

Currency Call Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Colombian Peso	Citibank NA	COP	3,390,172	COP	1,757.00	2/18/14	$6,888
Colombian Peso	Citibank NA	COP	3,260,210	COP	1,757.00	2/18/14	6,624
Colombian Peso	Citibank NA	COP	2,931,987	COP	1,757.00	2/18/14	5,957
Colombian Peso	Citibank NA	COP	2,184,500	COP	1,757.00	2/18/14	4,438
Colombian Peso	Citibank NA	COP	1,346,297	COP	1,757.00	2/18/14	2,735
Colombian Peso	JPMorgan Chase Bank	COP	1,292,350	COP	1,757.00	2/18/14	2,626
Colombian Peso	JPMorgan Chase Bank	COP	1,105,529	COP	1,757.00	2/18/14	2,246
Colombian Peso	JPMorgan Chase Bank	COP	797,200	COP	1,757.00	2/18/14	1,620
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	153,000	INR	54.00	8/12/13	40,514
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	123,000	INR	54.00	8/12/13	32,570

17	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	204,774	INR	52.00	5/6/13	$289
Indian Rupee	Bank of America	INR	186,766	INR	52.00	5/6/13	263
Indian Rupee	Bank of America	INR	187,000	INR	55.00	7/1/13	83,384
Indian Rupee	Bank of America	INR	155,000	INR	54.00	8/12/13	41,044
Indian Rupee	Bank of America	INR	173,000	INR	55.00	8/16/13	76,797
Indian Rupee	Barclays Bank PLC	INR	205,061	INR	52.00	5/6/13	289
Indian Rupee	Barclays Bank PLC	INR	153,000	INR	54.00	8/12/13	40,514
Indian Rupee	Deutsche Bank	INR	161,200	INR	51.00	5/8/13	114
Indian Rupee	Deutsche Bank	INR	150,000	INR	54.00	8/12/13	39,720
Indian Rupee	Goldman Sachs International	INR	187,000	INR	51.00	5/8/13	132
Indian Rupee	Goldman Sachs International	INR	154,000	INR	55.00	7/1/13	68,669
Indian Rupee	Goldman Sachs International	INR	100,000	INR	54.00	8/12/13	26,480
Indian Rupee	Goldman Sachs International	INR	110,000	INR	55.00	8/19/13	49,339
Indian Rupee	HSBC Bank USA	INR	190,800	INR	53.00	7/3/13	21,454
Indian Rupee	JPMorgan Chase Bank	INR	159,000	INR	53.00	7/3/13	17,879
Indian Rupee	JPMorgan Chase Bank	INR	108,000	INR	54.00	8/12/13	28,598
Indian Rupee	JPMorgan Chase Bank	INR	105,000	INR	54.00	8/12/13	27,804
Indian Rupee	Standard Chartered Bank	INR	165,900	INR	52.00	5/6/13	234
Indian Rupee	Standard Chartered Bank	INR	106,000	INR	53.00	7/3/13	11,919

Total Currency Call Options Purchased (identified cost $840,260)							$641,140

Currency Put Options Purchased — 0.0%(2)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

British Pound Sterling	Bank of America	GBP 9,107	GBP 1.35	3/13/14	$40,374
British Pound Sterling	Citibank NA	GBP 6,711	GBP 1.40	3/13/14	52,758
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP 4,336	GBP 1.35	3/13/14	19,223
Yuan Offshore Renminbi	Barclays Bank PLC	CNH 21,665	CNH 6.50	5/20/13	49
Yuan Offshore Renminbi	Citibank NA	CNH 20,488	CNH 6.50	5/20/13	46
Yuan Offshore Renminbi	HSBC Bank USA	CNH 23,153	CNH 6.50	5/20/13	53
Yuan Offshore Renminbi	Standard Chartered Bank	CNH 19,403	CNH 6.50	5/20/13	44

Total Currency Put Options Purchased (identified cost $466,096)					$112,547

Put Options Purchased — 0.0%(2)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

Brent Crude Oil Future 9/2013	Not Applicable	83	USD 95.00	8/12/13	$185,090

Total Put Options Purchased (identified cost $587,640)					$185,090

Short-Term Investments — 20.9%

Foreign Government Securities — 8.6%

Security		Principal Amount (000’s omitted)	Value

Bosnia and Herzegovina — 0.0%(2)
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/13	BAM	6	$4,215

Total Bosnia and Herzegovina			$4,215

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 5/23/13	GEL	570	$344,304
Georgia Treasury Bill, 0.00%, 7/18/13	GEL	300	179,874

Total Georgia			$524,178

18	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Kenya — 0.5%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	81,700	$871,987
Kenya Treasury Bill, 0.00%, 4/21/14	KES	319,800	3,406,015

Total Kenya			$4,278,002

Lebanon — 0.1%
Lebanon Treasury Bill, 0.00%, 7/11/13	LBP	345,950	$228,191
Lebanon Treasury Bill, 0.00%, 10/10/13	LBP	355,850	231,662
Lebanon Treasury Bill, 0.00%, 4/17/14	LBP	351,630	222,606

Total Lebanon			$682,459

Nigeria — 2.9%
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	196,178	$1,238,887
Nigeria Treasury Bill, 0.00%, 5/16/13	NGN	50,000	314,856
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	128,000	804,752
Nigeria Treasury Bill, 0.00%, 6/6/13	NGN	826,334	5,172,061
Nigeria Treasury Bill, 0.00%, 9/5/13	NGN	1,633,000	9,905,230
Nigeria Treasury Bill, 0.00%, 10/10/13	NGN	238,987	1,431,144
Nigeria Treasury Bill, 0.00%, 1/9/14	NGN	405,000	2,356,096
Nigeria Treasury Bill, 0.00%, 3/6/14	NGN	479,183	2,741,019

Total Nigeria			$23,964,045

Philippines — 0.9%
Philippine Treasury Bill, 0.00%, 5/2/13	PHP	29,680	$721,082
Philippine Treasury Bill, 0.00%, 5/8/13	PHP	68,140	1,655,406
Philippine Treasury Bill, 0.00%, 5/15/13	PHP	41,940	1,018,838
Philippine Treasury Bill, 0.00%, 6/5/13	PHP	61,640	1,497,164
Philippine Treasury Bill, 0.00%, 7/24/13	PHP	58,940	1,431,383
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	22,810	553,908
Philippine Treasury Bill, 0.00%, 9/4/13	PHP	20,500	497,691

Total Philippines			$7,375,472

Romania — 0.3%
Romania Treasury Bill, 0.00%, 1/15/14	RON	6,900	$2,031,186

Total Romania			$2,031,186

Serbia — 1.5%
Serbia Treasury Bill, 0.00%, 5/23/13	RSD	117,950	$1,396,749
Serbia Treasury Bill, 0.00%, 6/13/13	RSD	19,800	233,217
Serbia Treasury Bill, 0.00%, 6/28/13	RSD	630,700	7,400,508
Serbia Treasury Bill, 0.00%, 10/31/13	RSD	44,700	508,277
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	129,310	1,430,380
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	121,360	1,328,983

Total Serbia			$12,298,114

Security		Principal Amount (000’s omitted)	Value

Singapore — 0.0%(2)
Monetary Authority of Singapore Bill, 0.00%, 6/28/13	SGD	400	$324,649

Total Singapore			$324,649

South Korea — 0.1%
Korea Monetary Stabilization Bond, 0.00%, 5/7/13	KRW	660,690	$599,710
Korea Monetary Stabilization Bond, 0.00%, 5/28/13	KRW	542,710	491,904

Total South Korea			$1,091,614

Sri Lanka — 1.9%
Sri Lanka Treasury Bill, 0.00%, 8/30/13	LKR	586,380	$4,485,267
Sri Lanka Treasury Bill, 0.00%, 10/4/13	LKR	57,530	435,548
Sri Lanka Treasury Bill, 0.00%, 11/1/13	LKR	185,450	1,391,717
Sri Lanka Treasury Bill, 0.00%, 12/20/13	LKR	240,170	1,775,901
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	623,900	4,512,380
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	169,860	1,225,784
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	151,860	1,088,666
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	52,140	372,180

Total Sri Lanka			$15,287,443

Uruguay — 0.3%
Monetary Regulation Bill, 0.00%, 5/31/13(3)	UYU	11,371	$598,506
Monetary Regulation Bill, 0.00%, 7/5/13(3)	UYU	19,475	1,023,250
Monetary Regulation Bill, 0.00%, 4/16/14(3)	UYU	17,408	901,967

Total Uruguay			$2,523,723

Total Foreign Government Securities (identified cost $69,276,879)			$70,385,100

U.S. Treasury Obligations — 2.2%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 6/20/13(6)		$17,904	$17,903,445

Total U.S. Treasury Obligations (identified cost $17,902,570)			$17,903,445

19	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Repurchase Agreements — 4.4%

Description		Principal Amount (000’s omitted)	Value

Bank of America:
Dated 3/22/13 with a maturity date of 5/24/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 811,848 collateralized by EUR 700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $1,096,695.	EUR	812	$1,069,940
Dated 3/22/13 with a maturity date of 5/24/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 1,134,302 collateralized by EUR 900,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $1,475,444.	EUR	1,135	1,494,903
Dated 3/22/13 with a maturity date of 5/24/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 1,195,345 collateralized by EUR 980,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $1,547,808.	EUR	1,196	1,575,353
Dated 4/23/13 with a maturity date of 6/14/13, an interest rate of 0.09% payable by the Portfolio and repurchase proceeds of EUR 6,152,226 collateralized by EUR 5,450,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $8,110,199.	EUR	6,153	8,103,190
Barclays Bank PLC:
Dated 4/9/13 with a maturity date of 5/13/13, an interest rate of 0.20% and repurchase proceeds of USD 926,920 collateralized by USD 903,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $935,122.	USD	927	926,760
Dated 4/12/13 with a maturity date of 5/16/13, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 944,013 collateralized by USD 720,000 Dominican Republic International Bond 8.625%, due 4/20/27 and a market value, including accrued interest, of $910,898.	USD	944	944,289
Dated 4/17/13 with a maturity date of 6/21/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 2,699,290 collateralized by EUR 2,225,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $3,638,749.	EUR	2,700	3,555,424
Citibank NA:
Dated 3/25/13 with a maturity date of 5/28/13, an interest rate of 0.13% payable by the Portfolio and repurchase proceeds of EUR 5,435,729 collateralized by EUR 4,610,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $7,539,160.	EUR	5,437	7,160,163

Description		Principal Amount (000’s omitted)	Value

Citibank NA: (continued)
Dated 4/24/13 with a maturity date of 5/29/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of USD 738,364 collateralized by USD 730,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $753,449.	USD	739	$738,611
Nomura International PLC:
Dated 3/5/13 with a maturity date of 5/7/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 957,819, collateralized by EUR 820,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $1,289,898.	EUR	958	1,261,611
Dated 3/8/13 with a maturity date of 6/11/13, an interest rate of 0.02% payable by the Portfolio and repurchase proceeds of EUR 3,664,542, collateralized by EUR 3,150,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $4,954,672.	EUR	3,665	4,826,261
Dated 3/11/13 with a maturity date of 7/16/13, an interest rate of 0.25% and repurchase proceeds of USD 892,670 collateralized by USD 703,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $884,200.	USD	892	891,896
Dated 4/3/13 with a maturity date of 7/5/13, an interest rate of 0.25% and repurchase proceeds of USD 1,131,955 collateralized by USD 660,000 Qatar Government International Bond 9.75%, due 6/15/30 and a market value, including accrued interest, of $1,172,710.	USD	1,131	1,131,240
Dated 4/18/13 with a maturity date of 6/4/13, an interest rate of 0.25% and repurchase proceeds of USD 391,314 collateralized by USD 340,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $393,593.	USD	391	391,197
Dated 4/24/13 with a maturity date of 6/28/13, an interest rate of 0.03% payable by the Portfolio and repurchase proceeds of EUR 1,519,201, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $2,000,521.	EUR	1,519	2,000,813

Total Repurchase Agreements (identified cost $35,601,042)			$36,071,651

20	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Other — 5.7%
Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(7)	$46,374	$46,374,334

Total Other (identified cost $46,374,334)		$46,374,334

Total Short-Term Investments (identified cost $169,154,825)		$170,734,530

Total Investments — 98.4% (identified cost $788,389,260)		$804,225,378

Currency Call Options Written — (0.0)%(2)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Indian Rupee	Bank of America	INR	186,766	INR	52.00	5/6/13	$(263)
Indian Rupee	Bank of America	INR	208,818	INR	54.00	8/12/13	(55,295)
Indian Rupee	Barclays Bank PLC	INR	205,061	INR	52.00	5/6/13	(289)
Indian Rupee	Citibank NA	INR	165,900	INR	52.00	5/6/13	(234)
Indian Rupee	Citibank NA	INR	198,558	INR	54.00	8/12/13	(52,578)
Indian Rupee	Deutsche Bank	INR	204,774	INR	52.00	5/6/13	(289)
Indian Rupee	Deutsche Bank	INR	106,752	INR	54.00	8/12/13	(28,268)
Indian Rupee	Goldman Sachs International	INR	173,000	INR	55.00	8/16/13	(77,453)
Indian Rupee	HSBC Bank USA	INR	216,702	INR	54.00	8/12/13	(57,382)
Indian Rupee	JPMorgan Chase Bank	INR	110,000	INR	55.00	8/19/13	(49,339)
Indian Rupee	Nomura International PLC	INR	216,702	INR	54.00	8/12/13	(57,382)
Indian Rupee	Standard Chartered Bank	INR	99,468	INR	54.00	8/12/13	(26,339)

Total Currency Call Options Written (premiums received $1,067,885)							$(405,111)

Currency Put Options Written — (0.0)%(2)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	110,500	INR	65.00	7/1/13	$(154)
Indian Rupee	Goldman Sachs International	INR	91,000	INR	65.00	7/1/13	(127)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Indian Rupee	HSBC Bank USA	INR	115,200	INR	64.00	7/3/13	$(171)
Indian Rupee	JPMorgan Chase Bank	INR	96,000	INR	64.00	7/3/13	(143)
Indian Rupee	Standard Chartered Bank	INR	64,000	INR	64.00	7/3/13	(95)

Total Currency Put Options Written (premiums received $197,404)							$(690)

Other Assets, Less Liabilities — 1.6%							$11,192,074

Net Assets — 100.0%							$815,011,651

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BAM	–	Bosnia-Herzegovina Convertible Mark
BRL	–	Brazilian Real
CLP	–	Chilean Peso
CNH	–	Yuan Offshore Renminbi
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
JOD	–	Jordanian Dinar
KES	–	Kenyan Shilling
KRW	–	South Korean Won
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
NZD	–	New Zealand Dollar
PEN	–	Peruvian New Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZAR	–	South African Rand

21	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $29,086,366 or 3.6% of the Portfolio’s net assets.

(2)	Amount is less than 0.05%.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2013, the aggregate value of these securities is $21,895,911 or 2.7% of the Portfolio’s net assets.

(5)	Non-income producing.

(6)	Security (or portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

Securities Sold Short — (4.3)%

Foreign Government Bonds — (4.3)%

Security	Principal Amount (000’s omitted)		Value

Belgium — (0.6)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(3,150)	$(4,863,038)

Total Belgium			$(4,863,038)

Dominican Republic — (0.2)%
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(730)	$(751,900)
Dominican Republic International Bond, 8.625%, 4/20/27	USD	(720)	(909,000)

Total Dominican Republic			$(1,660,900)

France — (2.5)%
Government of France, 3.75%, 4/25/17	EUR	(5,450)	$(8,105,774)
Government of France, 3.75%, 10/25/19	EUR	(820)	(1,269,039)
Government of France, 4.00%, 10/25/38	EUR	(6,835)	(10,992,457)

Total France			$(20,367,270)

Germany — (0.2)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(1,999,872)

Total Germany			$(1,999,872)

Security	Principal Amount (000’s omitted)		Value

Qatar — (0.3)%
Qatar Government International Bond, 4.50%, 1/20/22	USD	(340)	$(389,300)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(703)	(881,386)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(903)	(926,749)

Total Qatar			$(2,197,435)

Supranational — (0.5)%
European Investment Bank, 3.625%, 1/15/21	EUR	(700)	$(1,086,990)
European Investment Bank, 4.25%, 4/15/19	EUR	(980)	(1,545,404)
European Investment Bank, 4.625%, 4/15/20	EUR	(900)	(1,473,041)

Total Supranational			$(4,105,435)

Total Foreign Government Bonds (proceeds $32,656,226)			$(35,193,950)

Total Securities Sold Short (proceeds $32,656,226)			$(35,193,950)

EUR	–	Euro
USD	–	United States Dollar

22	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investments —
Securities of unaffiliated issuers, at value (identified cost, $733,619,003)	$750,650,664
Affiliated investment, at value (identified cost, $46,374,334)	46,374,334
Precious metals, at value (identified cost, $8,395,923)	7,200,380
Total Investments, at value (identified cost, $788,389,260)	$804,225,378
Cash	$1,360,027
Restricted cash*	6,970,000
Deposit at broker for open derivative contracts	66,775
Foreign currency, at value (identified cost, $10,679,091)	10,714,601
Interest and dividends receivable	11,197,844
Interest receivable from affiliated investment	3,693
Receivable for investments sold	1,790,438
Receivable for variation margin on open swap contracts	13,547
Receivable for open forward foreign currency exchange contracts	5,145,029
Receivable for closed forward foreign currency exchange contracts	255,010
Receivable for open swap contracts	20,453,468
Receivable for closed swap contracts	14,428
Receivable for closed options	5,996
Premium receivable for open swap contracts	256,757
Premium paid on open swap contracts	5,341,183
Tax reclaims receivable	1,899
Total assets	$867,816,073

Liabilities
Cash collateral due to brokers	$6,970,000
Written options outstanding, at value (premiums received, $1,265,289)	405,801
Payable for investments purchased	1,018,099
Payable for variation margin on open futures contracts	1,172
Payable for open forward foreign currency exchange contracts	2,206,414
Payable for closed forward foreign currency exchange contracts	385,295
Payable for open swap contracts	2,660,478
Premium payable on open swap contracts	26,927
Premium received on open swap contracts	1,060,589
Payable for securities sold short, at value (proceeds, $32,656,226)	35,193,950
Payable to affiliates:
Investment adviser fee	431,190
Trustees’ fees	2,499
Interest payable	334,350
Accrued foreign capital gains taxes	1,900,010
Accrued expenses	207,648
Total liabilities	$52,804,422
Net Assets applicable to investors’ interest in Portfolio	$815,011,651

Sources of Net Assets
Investors’ capital	$781,405,649
Net unrealized appreciation	33,606,002
Total	$815,011,651

*	Represents restricted cash pledged for the benefit of the Portfolio for open derivative contracts.

23	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest (net of foreign taxes, $612,732)	$25,147,281
Dividends (net of foreign taxes, $3,745)	7,207
Interest allocated from affiliated investment	17,258
Expenses allocated from affiliated investment	(1,676)
Total investment income	$25,170,070

Expenses
Investment adviser fee	$2,563,748
Trustees’ fees and expenses	15,745
Custodian fee	620,431
Legal and accounting services	64,731
Interest expense	26,153
Interest expense on securities sold short	519,849
Miscellaneous	30,041
Total expenses	$3,840,698
Deduct —
Reduction of custodian fee	$676
Total expense reductions	$676

Net expenses	$3,840,022

Net investment income	$21,330,048

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(3,876,682)
Investment transactions allocated from affiliated investment	535
Securities sold short	(1,061,820)
Futures contracts	(146,059)
Swap contracts	(3,469,245)
Forward commodity contracts	58,391
Foreign currency and forward foreign currency exchange contract transactions	5,881,884
Net realized loss	$(2,612,996)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $1,900,010 and including net decrease of $308,536 from precious metals)	$18,654,802
Written options	219,307
Securities sold short	(1,049,233)
Futures contracts	589,478
Swap contracts	9,157,410
Foreign currency and forward foreign currency exchange contracts	5,779,816
Net change in unrealized appreciation (depreciation)	$33,351,580

Net realized and unrealized gain	$30,738,584

Net increase in net assets from operations	$52,068,632

24	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$21,330,048	$42,190,632
Net realized loss from investment transactions, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(2,612,996)	(1,666,412)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	33,351,580	12,081,830
Net increase in net assets from operations	$52,068,632	$52,606,050
Capital transactions —
Contributions	$88,658,265	$100,744,364
Withdrawals	(100,808,122)	(181,643,952)
Net decrease in net assets from capital transactions	$(12,149,857)	$(80,899,588)

Net increase (decrease) in net assets	$39,918,775	$(28,293,538)

Net Assets
At beginning of period	$775,092,876	$803,386,414
At end of period	$815,011,651	$775,092,876

25	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Consolidated Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2012		2011		2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.97	%(2)(3)	0.97	%(2)	0.92	%(2)	0.93%	0.91%	0.96%
Net investment income	5.40	%(3)	5.53%		4.90%		5.30%	5.70%	5.51%
Portfolio Turnover	14	%(4)	24%		16%		17%	26%	38%

Total Return	6.76	%(4)	7.78%		0.13%		19.03%	30.48%	(13.13)%

Net assets, end of period (000’s omitted)	$815,012		$775,093		$803,386		$400,648	$116,040	$60,837

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Includes interest and dividend expenses, primarily on securities sold short, of 0.14%, 0.15% and 0.08% for the six months ended April 30, 2013, and the years ended October 31, 2012 and 2011, respectively.

(3)	Annualized.

(4)	Not annualized.

26	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund held an interest of 85.5%, 10.8%, 1.9% and 1.7%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2013 were $38,346,815 or 4.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate and cross-currency swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

27

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes an the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

28

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the

29

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index

Q  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

R  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

S  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.650% of its respective average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the

30

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $2,563,748 or 0.65% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, aggregated $87,041,137 and $89,310,438, respectively, for the six months ended April 30, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$798,899,065

Gross unrealized appreciation	$31,307,291
Gross unrealized depreciation	(25,980,978)

Net unrealized appreciation	$5,326,313

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at April 30, 2013 is included in the Portfolio of Investments.

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

5/1/13	Australian Dollar 3,533,000	United States Dollar 3,657,220	JPMorgan Chase Bank	$(5,442)
5/1/13	British Pound Sterling 2,729,000	United States Dollar 4,228,471	Credit Suisse International	(10,621)
5/2/13	Euro 1,866,000	United States Dollar 2,443,527	Credit Suisse International	(13,903)
5/2/13	Philippine Peso 29,680,000	United States Dollar 721,755	Standard Chartered Bank	666
5/7/13	Indonesian Rupiah 9,448,460,000	United States Dollar 967,882	Deutsche Bank	(3,503)

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Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

5/7/13	Indonesian Rupiah 24,704,000,000	United States Dollar 2,531,926	Nomura International PLC	(7,862)
5/7/13	New Taiwan Dollar 129,278,000	United States Dollar 4,354,407	Credit Suisse International	(27,016)
5/13/13	Japanese Yen 439,298,000	United States Dollar 4,701,442	Goldman Sachs International	$194,897
5/13/13	Japanese Yen 226,321,000	United States Dollar 2,306,436	Goldman Sachs International	(15,282)
5/13/13	Japanese Yen 189,995,000	United States Dollar 1,917,466	Goldman Sachs International	(31,600)
5/13/13	Japanese Yen 659,000,000	United States Dollar 6,621,419	Toronto-Dominion Bank	(138,943)
5/20/13	Australian Dollar 3,987,000	United States Dollar 4,094,569	JPMorgan Chase Bank	(33,142)
5/20/13	Euro 23,274,094	United States Dollar 31,065,098	Australia and New Zealand Banking Group Limited	410,950
5/20/13	Euro 16,662,985	United States Dollar 22,244,502	Bank of America	297,800
5/20/13	Euro 473,531	United States Dollar 619,524	Bank of America	(4,161)
5/20/13	Euro 473,772	United States Dollar 615,761	Bank of America	(8,240)
5/20/13	Peruvian New Sol 3,781,570	United States Dollar 1,434,859	Bank of America	5,821
5/22/13	Chilean Peso 265,070,000	United States Dollar 554,192	Bank of Nova Scotia	(7,115)
5/23/13	Chilean Peso 173,542,000	United States Dollar 361,697	Deutsche Bank	(5,740)
5/23/13	Chilean Peso 249,846,000	United States Dollar 520,892	HSBC Bank USA	(8,101)
5/23/13	Chilean Peso 255,897,000	United States Dollar 533,508	Standard Chartered Bank	(8,297)
6/4/13	Euro 2,360,000	United States Dollar 3,084,886	Goldman Sachs International	(23,752)
6/7/13	South African Rand 14,795,700	United States Dollar 1,637,834	Bank of America	(3,227)
6/10/13	British Pound Sterling 2,729,000	United States Dollar 4,228,858	Goldman Sachs International	(9,161)
6/10/13	Euro 7,226,688	United States Dollar 9,393,719	Bank of America	(125,805)
6/10/13	Euro 318,792	United States Dollar 414,705	Goldman Sachs International	(5,231)
6/10/13	Euro 1,866,000	United States Dollar 2,445,113	Goldman Sachs International	(12,919)
6/14/13	New Taiwan Dollar 20,443,000	United States Dollar 690,502	Deutsche Bank	(3,434)
6/17/13	Hungarian Forint 496,400,000	United States Dollar 2,137,720	Bank of America	(36,024)

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Emerging Markets Local Income Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

6/21/13	Euro 8,429,378	United States Dollar 10,859,989	State Street Bank and Trust Co.	(244,641)
6/28/13	New Zealand Dollar 2,130,559	United States Dollar 1,772,625	Bank of America	$(46,515)
6/28/13	New Zealand Dollar 18,366,587	United States Dollar 15,292,571	Goldman Sachs International	(389,417)
6/28/13	New Zealand Dollar 2,846,358	United States Dollar 2,365,807	Standard Chartered Bank	(64,505)
7/15/13	Hungarian Forint 1,689,403,916	Euro 5,619,358	Credit Suisse International	24,525
7/15/13	Hungarian Forint 1,204,295,000	Euro 4,004,705	JPMorgan Chase Bank	16,079
7/15/13	Hungarian Forint 350,504,410	Euro 1,165,008	Standard Chartered Bank	3,965
3/21/14	Croatian Kuna 2,148,000	Euro 278,889	Citibank NA	(2,424)
4/2/14	Croatian Kuna 3,078,000	Euro 401,644	Citibank NA	(387)
4/3/14	Croatian Kuna 1,906,000	Euro 247,661	Citibank NA	(1,604)
4/3/14	Croatian Kuna 3,629,000	Euro 471,238	Citibank NA	(3,459)

				$(346,770)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

5/1/13	Australian Dollar 3,533,000	United States Dollar 3,651,907	BNP Paribas	$10,755
5/1/13	British Pound Sterling 2,729,000	United States Dollar 4,229,950	Goldman Sachs International	9,142
5/2/13	Euro 1,866,000	United States Dollar 2,444,460	Goldman Sachs International	12,970
5/2/13	Euro 256,214	United States Dollar 333,774	Goldman Sachs International	3,647
5/2/13	Kenyan Shilling 481,740,000	United States Dollar 5,750,060	Standard Chartered Bank	(1,372)
5/7/13	Indonesian Rupiah 22,718,366,000	United States Dollar 2,333,679	Bank of America	1,968
5/7/13	Indonesian Rupiah 11,434,094	United States Dollar 1,173,932	Citibank NA	1,593
5/7/13	Malaysian Ringgit 4,053,000	United States Dollar 1,302,545	Credit Suisse International	29,300
5/13/13	Hong Kong Dollar 103,484,981	United States Dollar 13,345,668	HSBC Bank USA	(9,512)

33

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April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
5/13/13	South Korean Won 4,953,000,000	United States Dollar 4,344,241	Deutsche Bank	$152,644
5/13/13	Swedish Krona 49,826,800	Euro 5,768,460	Credit Suisse International	89,113
5/15/13	Indian Rupee 305,179,000	United States Dollar 5,563,985	Deutsche Bank	100,591
5/15/13	Malaysian Ringgit 850,000	United States Dollar 279,578	Bank of America	(380)
5/15/13	Polish Zloty 59,671,232	Euro 14,455,415	HSBC Bank USA	(166,911)
5/17/13	Thai Baht 553,855,000	United States Dollar 19,052,460	Citibank NA	(197,138)
5/17/13	Thai Baht 86,178,000	United States Dollar 2,965,724	Deutsche Bank	(31,898)
5/20/13	Colombian Peso 817,315,000	United States Dollar 451,805	Bank of America	(4,535)
5/20/13	Colombian Peso 942,150,000	United States Dollar 521,389	Bank of America	(5,804)
5/20/13	Colombian Peso 979,432,000	United States Dollar 543,224	Bank of America	(7,237)
5/20/13	Colombian Peso 904,247,000	United States Dollar 502,778	Bank of America	(7,936)
5/20/13	Colombian Peso 1,178,600,000	United States Dollar 647,188	State Street Bank and Trust Co.	(2,207)
5/20/13	Euro 4,198,692	United States Dollar 5,463,553	Goldman Sachs International	66,514
5/20/13	Malaysian Ringgit 6,866,000	United States Dollar 2,212,769	Standard Chartered Bank	41,896
5/20/13	Peruvian New Sol 2,600,000	United States Dollar 1,001,734	Bank of Nova Scotia	(19,206)
5/20/13	South Korean Won 2,199,658,000	United States Dollar 1,972,575	Barclays Bank PLC	24,356
5/20/13	South Korean Won 2,887,426,000	United States Dollar 2,648,164	JPMorgan Chase Bank	(26,852)
5/20/13	Thai Baht 251,158,000	United States Dollar 8,657,635	Nomura International PLC	(108,759)
5/21/13	Russian Ruble 264,394,000	United States Dollar 8,653,052	Nomura International PLC	(181,572)
5/22/13	Indian Rupee 135,460,000	United States Dollar 2,458,528	Deutsche Bank	55,810
5/22/13	Indian Rupee 83,645,977	United States Dollar 1,544,358	JPMorgan Chase Bank	8,236
5/22/13	Indian Rupee 133,624,000	United States Dollar 2,426,087	Nomura International PLC	54,173
5/22/13	Indian Rupee 95,298,000	United States Dollar 1,729,923	Standard Chartered Bank	38,949
5/22/13	Indian Rupee 83,139,023	United States Dollar 1,535,281	Standard Chartered Bank	7,902

34

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
5/22/13	Malaysian Ringgit 184,941,000	United States Dollar 59,413,069	Standard Chartered Bank	$1,311,634
5/22/13	Mexican Peso 647,636,389	United States Dollar 52,545,284	Standard Chartered Bank	707,923
5/22/13	Yuan Offshore Renminbi 9,687,000	United States Dollar 1,546,456	Australia and New Zealand Banking Group Limited	24,197
5/22/13	Yuan Offshore Renminbi 10,902,000	United States Dollar 1,740,560	Standard Chartered Bank	27,093
5/23/13	Serbian Dinar 283,305,206	Euro 2,510,903	Deutsche Bank	50,706
5/24/13	South Korean Won 2,199,516,000	United States Dollar 2,018,368	Credit Suisse International	(21,659)
5/29/13	Peruvian New Sol 1,181,570	United States Dollar 448,840	Deutsche Bank	(2,619)
5/31/13	Yuan Renminbi 6,708,955	United States Dollar 1,075,687	Credit Suisse International	4,474
5/31/13	Yuan Renminbi 5,386,022	United States Dollar 863,574	JPMorgan Chase Bank	3,592
5/31/13	Yuan Renminbi 5,386,022	United States Dollar 863,615	Standard Chartered Bank	3,551
6/3/13	Yuan Offshore Renminbi 16,946,000	United States Dollar 2,723,124	HSBC Bank USA	23,369
6/5/13	Philippine Peso 29,680,000	United States Dollar 721,404	Bank of America	(28)
6/7/13	South African Rand 69,751,603	United States Dollar 7,544,058	Credit Suisse International	192,421
6/7/13	South African Rand 5,636,522	United States Dollar 602,634	JPMorgan Chase Bank	22,539
6/7/13	South African Rand 41,419,000	United States Dollar 4,516,745	Standard Bank	77,232
6/7/13	South African Rand 85,036,586	United States Dollar 9,267,182	Standard Chartered Bank	164,627
6/7/13	South African Rand 10,516,000	United States Dollar 1,127,141	Standard Chartered Bank	39,238
6/7/13	South African Rand 2,940,000	United States Dollar 314,203	Standard Chartered Bank	11,886
6/7/13	South African Rand 2,183,978	United States Dollar 233,773	Standard Chartered Bank	8,462
6/10/13	South Korean Won 4,700,793,000	United States Dollar 4,178,854	Toronto-Dominion Bank	86,870
6/13/13	Serbian Dinar 591,757,000	Euro 5,272,717	Citibank NA	31,787
6/14/13	Russian Ruble 62,500,000	United States Dollar 1,949,470	Bank of America	44,796
6/14/13	Russian Ruble 21,550,000	United States Dollar 683,097	Bank of America	4,526
6/14/13	Russian Ruble 20,650,000	United States Dollar 654,828	Citibank NA	4,077

35

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Notes to Consolidated Financial Statements (Unaudited) — continued

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
6/17/13	Hungarian Forint 265,581,048	United States Dollar 1,182,264	Goldman Sachs International	$(19,281)
6/24/13	Polish Zloty 166,452,909	United States Dollar 52,583,449	Bank of America	(90,035)
6/24/13	Singapore Dollar 9,540,000	United States Dollar 7,623,157	JPMorgan Chase Bank	122,430
6/24/13	Yuan Offshore Renminbi 17,725,000	United States Dollar 2,861,456	Deutsche Bank	9,036
6/24/13	Yuan Offshore Renminbi 17,928,000	United States Dollar 2,893,993	Nomura International PLC	9,373
6/24/13	Yuan Offshore Renminbi 17,558,000	United States Dollar 2,835,136	Standard Chartered Bank	8,310
7/2/13	Brazilian Real 33,516,800	United States Dollar 16,460,967	BNP Paribas	165,461
7/2/13	Brazilian Real 41,853,700	United States Dollar 20,544,416	State Street Bank and Trust Co.	217,636
7/18/13	Yuan Offshore Renminbi 4,276,000	United States Dollar 688,334	JPMorgan Chase Bank	3,506
7/18/13	Yuan Offshore Renminbi 4,276,000	United States Dollar 688,334	Standard Chartered Bank	3,506
7/22/13	Yuan Offshore Renminbi 11,233,000	United States Dollar 1,811,482	BNP Paribas	5,688
7/22/13	Yuan Offshore Renminbi 11,795,000	United States Dollar 1,901,837	Deutsche Bank	6,249
7/31/13	Indian Rupee 142,095,000	United States Dollar 2,580,566	Deutsche Bank	32,624
7/31/13	Norwegian Krone 44,765,882	Euro 5,846,743	HSBC Bank USA	32,782
9/16/13	Russian Ruble 31,308,000	United States Dollar 978,681	HSBC Bank USA	5,296
9/16/13	Russian Ruble 10,892,000	United States Dollar 340,535	JPMorgan Chase Bank	1,789
12/16/13	Russian Ruble 23,397,000	United States Dollar 722,241	Credit Suisse International	2,933
12/16/13	Russian Ruble 18,943,000	United States Dollar 585,157	Goldman Sachs International	1,968
2/6/14	Nigerian Naira 349,400,000	United States Dollar 2,043,275	Deutsche Bank	5,668
4/11/14	Kenyan Shilling 21,468,000	United States Dollar 232,968	Standard Chartered Bank	1,512

				$3,285,385

36

Emerging Markets Local Income Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

5/13	79 CAC 40 Index	Short	$(3,779,220)	$(3,952,965)	$(173,745)
6/13	71 Euro-Bobl	Short	(11,765,543)	(11,849,696)	(84,153)
6/13	9 Euro-Bund	Short	(1,733,579)	(1,737,347)	(3,768)
6/13	11 Euro-Schatz	Short	(1,602,958)	(1,604,375)	(1,417)
6/13	35 Gold	Short	(5,628,000)	(5,152,350)	475,650
6/13	8 Japan 10-Year Bond	Short	(11,887,260)	(11,860,696)	26,564
6/13	16 Nikkei 225 Index	Long	2,002,826	2,278,094	275,268
6/13	1 U.S. 10-Year Deliverable Interest Rate Swap	Short	(101,047)	(100,985)	62
7/13	22 Platinum	Long	1,744,399	1,657,920	(86,479)

					$427,982

CAC 40 Index:  Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz:  Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

37

Emerging Markets Local Income Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	CLP	1,352,000	Pays	6-month Sinacofi Chile Interbank Rate	2.19%	4/23/18	$13,705
Bank of America	CLP	317,999	Pays	6-month Sinacofi Chile Interbank Rate	2.13	4/23/18	0
Bank of America	CLP	317,999	Receives	6-month Sinacofi Chile Interbank Rate	4.86	4/23/18	(1,079)
Bank of America	CLP	1,352,000	Receives	6-month Sinacofi Chile Interbank Rate	4.93	4/23/18	(16,607)
Bank of America	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	212,907
Bank of America	PLN	10,700	Pays	6-month PLN WIBOR	4.88	9/14/14	179,458
Bank of America	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	41,141
Bank of America	PLN	1,553	Receives	6-month PLN WIBOR	3.35	7/30/17	(11,355)
Bank of America	PLN	1,820	Pays	6-month PLN WIBOR	4.31	8/10/17	47,846
Bank of America	PLN	2,950	Pays	6-month PLN WIBOR	4.35	8/23/17	79,905
Bank of America	PLN	2,970	Pays	6-month PLN WIBOR	4.30	9/18/17	78,714
Bank of America	PLN	4,840	Pays	6-month PLN WIBOR	3.83	11/14/17	62,962
Bank of America	PLN	4,840	Receives	6-month PLN WIBOR	3.61	11/14/17	(54,670)
Bank of America	PLN	5,470	Receives	6-month PLN WIBOR	3.52	11/16/17	(52,061)
Bank of America	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	178,958
Bank of America	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	571,636
Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	238,929
Barclays Bank PLC	MXN	48,400	Pays	Mexico Interbank TIIE 28 Day	7.11	5/21/21	585,176
Barclays Bank PLC	MYR	26,000	Pays	3-month MYR KLIBOR	3.39	11/23/13	10,851
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	75,788
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	170,400
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	158,481
Barclays Bank PLC	PLN	8,000	Pays	6-month PLN WIBOR	5.42	6/1/14	145,532
Barclays Bank PLC	PLN	14,300	Pays	6-month PLN WIBOR	5.02	7/30/14	241,797
Barclays Bank PLC	PLN	24,000	Pays	6-month PLN WIBOR	5.18	11/9/14	294,581
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	102,133
Barclays Bank PLC	PLN	2,200	Pays	6-month PLN WIBOR	4.35	8/27/17	59,442
Barclays Bank PLC	PLN	5,470	Pays	6-month PLN WIBOR	3.81	11/16/17	69,630
Barclays Bank PLC	PLN	9,170	Pays	6-month PLN WIBOR	3.82	11/19/17	118,679
Barclays Bank PLC	PLN	9,170	Receives	6-month PLN WIBOR	3.53	11/19/17	(93,649)
Barclays Bank PLC	PLN	5,240	Pays	6-month PLN WIBOR	3.80	11/20/17	65,938
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	135,054
Barclays Bank PLC	THB	143,000	Pays	6-month THBFIX	3.34	2/16/15	72,646
Barclays Bank PLC	THB	149,550	Pays	6-month THBFIX	3.21	10/4/20	(2,850)
Barclays Bank PLC	ZAR	53,700	Pays	3-month JIBAR	7.41	9/24/20	494,968
BNP Paribas	PLN	3,946	Pays	6-month PLN WIBOR	4.25	8/7/17	99,348
BNP Paribas	PLN	3,946	Receives	6-month PLN WIBOR	3.60	8/7/17	(41,376)
BNP Paribas	PLN	800	Pays	6-month PLN WIBOR	3.85	11/13/17	10,526
BNP Paribas	PLN	800	Receives	6-month PLN WIBOR	3.38	11/13/17	(6,639)
BNP Paribas	ZAR	142,000	Pays	3-month ZAR JIBAR	5.88	12/4/17	248,483
Citibank NA	MXN	50,000	Pays	Mexico Interbank TIIE 28 Day	9.08	8/6/13	61,360
Citibank NA	MXN	48,000	Pays	Mexico Interbank TIIE 28 Day	6.86	11/10/20	499,577

38

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Citibank NA	MYR	17,300	Pays	3-month MYR KLIBOR	3.72%	5/7/22	$112,420
Citibank NA	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	78,912
Citibank NA	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	63,492
Citibank NA	PLN	1,780	Pays	6-month PLN WIBOR	4.30	8/10/17	46,529
Citibank NA	PLN	1,320	Pays	6-month PLN WIBOR	4.40	8/20/17	36,549
Citibank NA	PLN	1,700	Pays	6-month PLN WIBOR	3.81	11/13/17	21,611
Citibank NA	PLN	1,340	Pays	6-month PLN WIBOR	3.82	11/14/17	17,234
Citibank NA	PLN	3,980	Pays	6-month PLN WIBOR	3.82	11/19/17	50,922
Citibank NA	PLN	3,980	Receives	6-month PLN WIBOR	3.60	11/19/17	(44,629)
Citibank NA	THB	69,000	Pays	6-month THBFIX	3.40	1/14/15	36,905
Credit Suisse International	MXN	42,000	Pays	Mexico Interbank TIIE 28 Day	6.24	7/31/15	155,598
Credit Suisse International	MXN	45,000	Pays	Mexico Interbank TIIE 28 Day	5.84	10/1/15	140,451
Credit Suisse International	MXN	41,500	Pays	Mexico Interbank TIIE 28 Day	6.36	10/23/20	318,546
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	70,286
Credit Suisse International	PLN	1,670	Pays	6-month PLN WIBOR	4.40	8/20/17	46,241
Deutsche Bank	BRL	19,700	Pays	Brazil CETIP Interbank Deposit Rate	10.02	7/1/15	609,148
Deutsche Bank	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	432,552
Deutsche Bank	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	237,074
Deutsche Bank	NZD	1,038	Pays	3-month NZD Bank Bill	4.14	2/25/23	27,730
Deutsche Bank	NZD	796	Pays	3-month NZD Bank Bill	4.13	2/25/23	20,689
Deutsche Bank	PLN	5,400	Pays	6-month PLN WIBOR	4.85	4/23/14	32,417
Deutsche Bank	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	86,328
Deutsche Bank	PLN	1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	46,862
Deutsche Bank	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	142,953
Deutsche Bank	PLN	2,880	Pays	6-month PLN WIBOR	4.28	8/6/17	73,748
Deutsche Bank	PLN	2,174	Pays	6-month PLN WIBOR	4.24	8/7/17	54,573
Deutsche Bank	PLN	1,550	Pays	6-month PLN WIBOR	4.33	8/17/17	41,270
Deutsche Bank	PLN	1,040	Pays	6-month PLN WIBOR	3.79	11/16/17	12,931
Deutsche Bank	PLN	1,040	Receives	6-month PLN WIBOR	3.60	11/16/17	(11,690)
Deutsche Bank	PLN	13,900	Pays	6-month PLN WIBOR	5.04	4/18/22	687,672
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35	8/1/17	28,219
Goldman Sachs International	PLN	17,000	Pays	6-month PLN WIBOR	5.32	7/11/18	808,066
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	741,505
Goldman Sachs International	ZAR	31,560	Pays	3-month JIBAR	8.07	7/7/21	427,140
HSBC Bank USA	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	556,568
HSBC Bank USA	PLN	35,600	Pays	6-month PLN WIBOR	4.02	11/6/15	324,427
HSBC Bank USA	THB	262,000	Pays	6-month THBFIX	2.67	10/21/15	(4,485)
HSBC Bank USA	THB	94,300	Pays	6-month THBFIX	3.26	8/19/20	16,506
HSBC Bank USA	THB	159,000	Pays	6-month THBFIX	3.50	11/25/20	124,113
JPMorgan Chase Bank	BRL	41,183	Pays	Brazil CETIP Interbank Deposit Rate	9.63	1/2/14	709,468
JPMorgan Chase Bank	BRL	11,100	Pays	Brazil CETIP Interbank Deposit Rate	9.19	1/2/17	166,077
JPMorgan Chase Bank	MXN	1,901,300	Receives	Mexico Interbank TIIE 28 Day	4.69	1/28/14	(615,240)
JPMorgan Chase Bank	MYR	27,300	Pays	3-month MYR KLIBOR	3.25	9/8/14	9,561

39

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank	MYR	4,750	Pays	3-month MYR KLIBOR	4.44%	4/8/19	$96,214
JPMorgan Chase Bank	NZD	2,982	Pays	3-month NZD Bank Bill	4.14	2/25/23	80,745
JPMorgan Chase Bank	NZD	1,312	Pays	3-month NZD Bank Bill	4.13	2/25/23	34,101
JPMorgan Chase Bank	PLN	16,600	Pays	6-month PLN WIBOR	4.75	10/11/13	158,991
JPMorgan Chase Bank	PLN	31,500	Pays	6-month PLN WIBOR	5.06	11/26/13	127,738
JPMorgan Chase Bank	PLN	1,210	Pays	6-month PLN WIBOR	4.33	8/17/17	32,217
JPMorgan Chase Bank	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	583,398
JPMorgan Chase Bank	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	401,883
JPMorgan Chase Bank	PLN	15,099	Pays	6-month PLN WIBOR	5.62	4/8/21	887,751
JPMorgan Chase Bank	THB	108,000	Pays	6-month THBFIX	3.22	10/21/20	(1,893)
JPMorgan Chase Bank	ZAR	36,500	Pays	3-month JIBAR	9.05	10/12/15	378,359
Morgan Stanley & Co. International PLC	MXN	118,400	Pays	Mexico Interbank TIIE 28 Day	4.82	9/4/14	87,191
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	610,068
Morgan Stanley & Co. International PLC	PLN	32,000	Pays	6-month PLN WIBOR	4.87	10/26/16	956,018
Nomura International PLC	BRL	9,479	Pays	Brazil CETIP Interbank Deposit Rate	8.09	1/4/16	(39,412)
Nomura International PLC	BRL	6,759	Pays	Brazil CETIP Interbank Deposit Rate	9.18	1/5/21	(50,362)
Standard Bank	ZAR	62,500	Pays	3-month JIBAR	7.98	5/20/19	809,440
Standard Bank	ZAR	22,000	Pays	3-month JIBAR	7.93	6/2/21	281,422
Standard Bank	ZAR	32,700	Pays	3-month JIBAR	7.12	6/27/22	193,254

							$17,710,637

BRL	–	Brazilian Real
CLP	–	Chilean Peso
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
THB	–	Thai Baht
ZAR	–	South African Rand

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Paid	Net Unrealized Appreciation

Markit CDX North America High Yield Index	ICE Clear Credit	$1,590	5.00	%(1)	6/20/18	3.63%	$107,286	$(47,813)	$59,473
Markit CDX North America High Yield Index	ICE Clear Credit	1,437	5.00	(1)	6/20/18	3.63	96,962	(42,365)	54,597

Total		$3,027					$204,248	$(90,178)	$114,070

40

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Bank of America	$775	1.00	%(1)	12/20/15	0.93%	$2,273	$3,298	$5,571
South Africa	Bank of America	525	1.00	(1)	12/20/15	0.93	1,539	2,342	3,881
South Africa	Bank of America	2,600	1.00	(1)	9/20/17	1.39	(40,493)	74,835	34,342
South Africa	Bank of America	920	1.00	(1)	9/20/17	1.39	(14,328)	13,808	(520)
South Africa	Bank of America	680	1.00	(1)	9/20/17	1.39	(10,590)	9,097	(1,493)
South Africa	Bank of America	3,040	1.00	(1)	9/20/17	1.39	(47,346)	34,352	(12,994)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	0.93	2,200	3,714	5,914
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	0.93	1,657	2,822	4,479
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	1.39	(7,009)	10,047	3,038
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	1.39	(6,712)	8,973	2,261
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	1.39	(11,681)	17,353	5,672
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	1.39	(17,755)	22,316	4,561
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	0.93	2,463	9,338	11,801
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	0.93	2,317	4,301	6,618
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	0.93	2,273	3,876	6,149
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	1.39	(20,246)	40,541	20,295
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	0.85	2,342	5,698	8,040
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	0.93	1,789	3,047	4,836
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/17	1.39	(31,148)	57,565	26,417
South Africa	Deutsche Bank	810	1.00	(1)	9/20/17	1.39	(12,616)	25,896	13,280
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	0.93	2,405	4,464	6,869
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	0.93	2,391	4,272	6,663
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	1.39	(7,943)	15,490	7,547
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	0.85	7,024	10,411	17,435
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	1.39	(6,229)	6,858	629
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	1.39	(77,872)	67,045	(10,827)
Turkey	Bank of America	8,090	1.00	(1)	12/20/17	1.31	(18,901)	178,224	159,323

Total		$37,386					$(300,196)	$639,983	$339,787

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Austria	Barclays Bank PLC	$ 300	0.44%		12/20/13	$(918)	$—	$(918)
Austria	Barclays Bank PLC	200	1.42		3/20/14	(2,776)	—	(2,776)
Brazil	Bank of America	1,760	1.00	(1)	12/20/20	43,604	(42,859)	745
Brazil	Bank of America	120	1.00	(1)	12/20/20	2,973	(3,197)	(224)
Brazil	Bank of America	387	1.00	(1)	12/20/20	9,588	(10,777)	(1,189)
Brazil	Bank of America	883	1.00	(1)	12/20/20	21,877	(25,140)	(3,263)
Brazil	Barclays Bank PLC	450	1.65		9/20/19	(11,628)	—	(11,628)
Brazil	Goldman Sachs International	691	1.00	(1)	9/20/22	26,450	(58,512)	(32,062)

41

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

China	Bank of America	$ 1,000	1.00	%(1)	3/20/17	$(19,519)	$(23,214)	$(42,733)
China	Barclays Bank PLC	1,648	1.00	(1)	3/20/17	(32,166)	(34,815)	(66,981)
China	Deutsche Bank	703	1.00	(1)	3/20/17	(13,722)	(14,114)	(27,836)
China	Deutsche Bank	1,393	1.00	(1)	3/20/17	(27,190)	(27,967)	(55,157)
Colombia	Bank of America	950	1.00	(1)	9/20/21	9,445	(35,793)	(26,348)
Colombia	Barclays Bank PLC	400	1.00	(1)	6/20/22	5,714	(21,315)	(15,601)
Colombia	Citibank NA	500	1.00	(1)	6/20/22	7,142	(36,153)	(29,011)
Colombia	Deutsche Bank	400	1.00	(1)	6/20/22	5,714	(24,312)	(18,598)
Colombia	Goldman Sachs International	1,410	1.00	(1)	6/20/17	(22,141)	(38,317)	(60,458)
Colombia	Goldman Sachs International	740	1.00	(1)	9/20/21	7,357	(27,391)	(20,034)
Colombia	Goldman Sachs International	500	1.00	(1)	6/20/22	7,142	(36,153)	(29,011)
Colombia	HSBC Bank USA	770	1.00	(1)	6/20/17	(12,091)	(21,217)	(33,308)
Colombia	HSBC Bank USA	2,100	1.00	(1)	9/20/21	20,877	(75,990)	(55,113)
Colombia	Morgan Stanley & Co. International PLC	1,100	1.00	(1)	9/20/21	10,935	(41,444)	(30,509)
Croatia	BNP Paribas	1,670	1.00	(1)	12/20/17	122,452	(104,364)	18,088
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	109,986	(92,619)	17,367
Croatia	Citibank NA	470	1.00	(1)	6/20/18	40,491	(45,504)	(5,013)
Croatia	Citibank NA	680	1.00	(1)	6/20/18	58,582	(65,004)	(6,422)
Croatia	Goldman Sachs International	371	1.00	(1)	12/20/17	27,205	(22,969)	4,236
Croatia	HSBC Bank USA	357	1.00	(1)	3/20/18	28,462	(32,190)	(3,728)
Croatia	JPMorgan Chase Bank	355	1.00	(1)	6/20/18	30,584	(34,398)	(3,814)
Croatia	Morgan Stanley & Co. International PLC	310	1.00	(1)	12/20/17	22,732	(18,566)	4,166
Croatia	Morgan Stanley & Co. International PLC	327	1.00	(1)	3/20/18	26,070	(29,769)	(3,699)
Croatia	Morgan Stanley & Co. International PLC	340	1.00	(1)	6/20/18	29,291	(31,490)	(2,199)
Croatia	Nomura International PLC	160	1.00	(1)	3/20/18	12,756	(10,399)	2,357
Egypt	Bank of America	550	1.00	(1)	9/20/15	51,496	(12,581)	38,915
Egypt	Citibank NA	650	1.00	(1)	12/20/15	67,826	(23,077)	44,749
Egypt	Citibank NA	100	1.00	(1)	6/20/20	26,451	(7,915)	18,536
Egypt	Credit Suisse International	1,085	1.00	(1)	12/20/15	113,218	(38,524)	74,694
Egypt	Credit Suisse International	375	1.00	(1)	12/20/15	39,131	(12,473)	26,658
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	20,636	(4,307)	16,329
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	11,704	(3,669)	8,035
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	146,088	(37,292)	108,796
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	97,044	(30,036)	67,008
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	26,451	(7,963)	18,488
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	13,225	(3,976)	9,249
Guatemala	Citibank NA	458	1.00	(1)	9/20/20	31,947	(25,992)	5,955
Hungary	Barclays Bank PLC	500	1.00	(1)	3/20/17	29,046	(70,001)	(40,955)
Hungary	Goldman Sachs International	500	1.00	(1)	3/20/17	29,045	(69,186)	(40,141)
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	3,940	(5,045)	(1,105)
Lebanon	Citibank NA	250	3.30		9/20/14	(5,117)	—	(5,117)

42

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Lebanon	Citibank NA	$100	1.00	%(1)	12/20/14	$1,970	$(2,522)	$(552)
Lebanon	Citibank NA	150	1.00	(1)	12/20/14	2,956	(3,708)	(752)
Lebanon	Citibank NA	200	1.00	(1)	12/20/14	3,940	(5,121)	(1,181)
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	2,532	(2,677)	(145)
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	7,593	(7,983)	(390)
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	48,024	(44,962)	3,062
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	16,809	(15,702)	1,107
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	40,339	(39,588)	751
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	2,531	(2,471)	60
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	54,747	(53,225)	1,522
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	41,540	(40,552)	988
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	149,143	(165,223)	(16,080)
Mexico	Bank of America	300	1.00	(1)	6/20/22	3,926	(17,750)	(13,824)
Mexico	Bank of America	680	1.00	(1)	6/20/22	8,900	(45,713)	(36,813)
Mexico	Deutsche Bank	300	1.00	(1)	6/20/22	3,926	(17,967)	(14,041)
Mexico	Deutsche Bank	350	1.00	(1)	6/20/22	4,581	(23,276)	(18,695)
Mexico	Deutsche Bank	480	1.00	(1)	6/20/22	6,282	(34,501)	(28,219)
Mexico	Deutsche Bank	700	1.00	(1)	6/20/22	9,161	(43,568)	(34,407)
Mexico	Goldman Sachs International	400	1.00	(1)	6/20/22	5,235	(23,959)	(18,724)
Mexico	Goldman Sachs International	500	1.00	(1)	6/20/22	6,544	(36,118)	(29,574)
Philippines	Bank of America	700	1.00	(1)	12/20/15	(12,303)	(8,011)	(20,314)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(2,871)	—	(2,871)
Philippines	Barclays Bank PLC	142	1.00	(1)	3/20/15	(2,154)	(1,556)	(3,710)
Philippines	Citibank NA	200	1.84		12/20/14	(5,707)	—	(5,707)
Philippines	Deutsche Bank	150	1.00	(1)	3/20/15	(2,276)	(1,785)	(4,061)
Philippines	HSBC Bank USA	600	1.00	(1)	9/20/15	(10,284)	(7,423)	(17,707)
Philippines	JPMorgan Chase Bank	142	1.00	(1)	3/20/15	(2,154)	(1,556)	(3,710)
Philippines	Standard Chartered Bank	4,900	1.00	(1)	3/20/16	(88,248)	(49,384)	(137,632)
Russia	Bank of America	1,210	1.00	(1)	9/20/17	8,491	(39,829)	(31,338)
Russia	Bank of America	2,220	1.00	(1)	9/20/17	15,578	(103,590)	(88,012)
Russia	Barclays Bank PLC	800	1.00	(1)	9/20/17	5,614	(39,793)	(34,179)
Russia	Citibank NA	730	1.00	(1)	9/20/17	5,123	(22,292)	(17,169)
Russia	Credit Suisse International	1,330	1.00	(1)	9/20/17	9,333	(62,573)	(53,240)
Russia	Deutsche Bank	1,580	1.00	(1)	6/20/18	26,780	(28,770)	(1,990)
Russia	JPMorgan Chase Bank	420	1.00	(1)	9/20/17	2,948	(12,995)	(10,047)
Russia	JPMorgan Chase Bank	900	1.00	(1)	9/20/17	6,315	(27,492)	(21,177)
Russia	Morgan Stanley & Co. International PLC	480	1.00	(1)	9/20/17	3,368	(15,044)	(11,676)
South Africa	Bank of America	300	1.00	(1)	12/20/19	14,936	(9,239)	5,697
South Africa	Bank of America	775	1.00	(1)	12/20/20	49,769	(22,808)	26,961
South Africa	Bank of America	525	1.00	(1)	12/20/20	33,715	(16,948)	16,767
South Africa	Bank of America	3,040	1.00	(1)	9/20/22	266,305	(202,236)	64,069
South Africa	Bank of America	920	1.00	(1)	9/20/22	80,592	(67,781)	12,811
South Africa	Bank of America	680	1.00	(1)	9/20/22	59,569	(47,834)	11,735

43

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Bank of America	$ 2,600	1.00	%(1)	9/20/22	$227,761	$(241,012)	$(13,251)
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	14,935	(10,679)	4,256
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	5,338	(2,752)	2,586
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	48,164	(23,308)	24,856
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	36,283	(16,566)	19,717
South Africa	Barclays Bank PLC	500	1.00	(1)	9/20/22	43,800	(39,795)	4,005
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/22	37,755	(36,792)	963
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/22	99,864	(91,762)	8,102
South Africa	BNP Paribas	500	1.00	(1)	9/20/22	43,801	(40,888)	2,913
South Africa	Citibank NA	150	1.00	(1)	12/20/19	7,468	(6,071)	1,397
South Africa	Citibank NA	100	1.00	(1)	3/20/20	5,338	(4,295)	1,043
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	5,338	(3,018)	2,320
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	5,339	(3,672)	1,667
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	49,769	(24,250)	25,519
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	50,732	(25,976)	24,756
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	53,943	(33,947)	19,996
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/22	113,881	(125,130)	(11,249)
South Africa	Deutsche Bank	500	1.00	(1)	9/20/20	30,321	(21,012)	9,309
South Africa	Deutsche Bank	610	1.00	(1)	12/20/20	39,173	(18,640)	20,533
South Africa	Deutsche Bank	810	1.00	(1)	9/20/22	70,956	(74,943)	(3,987)
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/22	175,201	(184,252)	(9,051)
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	52,338	(25,407)	26,931
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	52,659	(25,977)	26,682
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/22	44,676	(45,729)	(1,053)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	4,978	(4,220)	758
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	4,979	(5,065)	(86)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,339	(2,965)	2,374
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,338	(3,071)	2,267
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,339	(4,244)	1,095
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/22	438,001	(363,908)	74,093
South Africa	Nomura International PLC	400	1.00	(1)	9/20/22	35,040	(31,586)	3,454
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	17,202	(12,043)	5,159
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	74,356	(54,435)	19,921
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	73,293	(54,667)	18,626
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	31,866	(23,414)	8,452
Spain	Citibank NA	300	1.00	(1)	3/20/20	28,670	(5,664)	23,006
Spain	Citibank NA	300	1.00	(1)	3/20/20	28,670	(11,665)	17,005
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	28,670	(5,349)	23,321
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	28,670	(11,665)	17,005
Spain	Deutsche Bank	550	1.00	(1)	6/20/20	54,832	(27,813)	27,019
Spain	Deutsche Bank	3,265	1.00	(1)	12/20/20	346,816	(221,844)	124,972
Spain	Deutsche Bank	670	1.00	(1)	12/20/20	71,169	(53,083)	18,086
Spain	Goldman Sachs International	193	1.00	(1)	9/20/20	19,881	(14,215)	5,666
Thailand	Barclays Bank PLC	400	0.97		9/20/19	879	—	879

44

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Thailand	Citibank NA	$ 400	0.86%		12/20/14	$(4,344)	$—	$(4,344)
Thailand	Citibank NA	200	0.95		9/20/19	688	—	688
Thailand	Goldman Sachs International	1,500	1.00	(1)	3/20/16	(25,712)	(7,221)	(32,933)
Thailand	JPMorgan Chase Bank	200	0.87		12/20/14	(2,207)	—	(2,207)
Tunisia	Barclays Bank PLC	350	1.00	(1)	9/20/17	34,439	(28,238)	6,201
Tunisia	Citibank NA	400	1.00	(1)	9/20/17	39,359	(33,820)	5,539
Tunisia	Deutsche Bank	600	1.00	(1)	6/20/17	54,713	(39,317)	15,396
Tunisia	Deutsche Bank	460	1.00	(1)	6/20/17	41,948	(31,818)	10,130
Tunisia	Goldman Sachs International	400	1.00	(1)	9/20/17	39,359	(28,487)	10,872
Tunisia	Goldman Sachs International	320	1.00	(1)	9/20/17	31,487	(23,987)	7,500
Tunisia	Goldman Sachs International	300	1.00	(1)	9/20/17	29,520	(23,657)	5,863
Tunisia	JPMorgan Chase Bank	410	1.00	(1)	9/20/17	40,343	(33,917)	6,426
Tunisia	Nomura International PLC	500	1.00	(1)	12/20/17	52,694	(47,475)	5,219
Uruguay	Citibank NA	100	1.00	(1)	6/20/20	3,748	(5,448)	(1,700)
Uruguay	Deutsche Bank	100	1.00	(1)	6/20/20	3,749	(5,321)	(1,572)
iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC	EUR 920	1.00	(1)	6/20/18	25,314	(51,996)	(26,682)
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR 1,590	5.00	(1)	6/20/18	(276,102)	176,660	(99,442)
iTraxx Europe Subordinated Financials 5-Year Index	Morgan Stanley & Co. International PLC	EUR 1,555	5.00	(1)	6/20/18	(270,148)	243,946	(26,202)

						$4,568,196	$(4,830,399)	$(262,203)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $40,413,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	–	Euro

45

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation

Citibank NA	Total return on GTQ 2,350,000 Banco de Guatemala, 0%, due 12/3/13	3-month USD LIBOR-BBA + 50bp on $290,020 (Notional Amount) plus Notional Amount at termination date	12/5/13	$4,769

				$4,769

GTQ	–	Guatemalan Quetzal

Written options activity for the six months ended April 30, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)	Premiums Received

Outstanding, beginning of period	INR 1,806,700	$1,163,340
Options written	762,501	101,949

Outstanding, end of period	INR 2,569,201	$1,265,289

INR	–	Indian Rupee

At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, options on currencies and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including futures and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into swap contracts, over-the-counter options and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2013, the fair value, excluding upfront payments, of derivatives with credit-related contingent features in a net liability position was $5,657,988. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $893,972 at April 30, 2013.

The non-exchange traded derivatives in which the Portfolio invests, including forward foreign currency exchange contracts, swap contracts (other than centrally cleared swaps) and over-the- counter options, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $26,627,618, with the highest amount from any one counterparty being $3,858,550. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio (and Subsidiary) has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to

46

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio (and Subsidiary) or the counterparty. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $4,921,406 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Collateral pledged for the benefit of the Portfolio is held in a segregated account by the Portfolio’s custodian. The portion of such collateral representing cash is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at April 30, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to brokers would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2013. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered Portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered Portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2013 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$—	$753,687	$—	$185,090
Net unrealized appreciation*	114,070	275,268	—	26,626	475,650
Receivable for open forward foreign currency exchange contracts	—	—	5,145,029	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	5,540,825	—	4,769	18,758,634	—

Total Asset Derivatives	$5,654,895	$275,268	$5,903,485	$18,785,260	$660,740

Written options outstanding, at value	$—	$—	$(405,801)	$—	$—
Net unrealized appreciation*	—	(173,745)	—	(89,338)	(86,479)
Payable for open forward foreign currency exchange contracts	—	—	(2,206,414)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(1,182,647)	—	—	(1,047,997)	—

Total Liability Derivatives	$(1,182,647)	$(173,745)	$(2,612,215)	$(1,137,335)	$(86,479)

*     Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swaps contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable. In addition, the upfront payments paid on centrally cleared swaps are reported within the Consolidated Statement of Assets and Liabilities as Premium paid on open swap contracts.

47

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2013 was as follows:

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Net realized gain (loss) —
Investment transactions	$—	$(165,765)	$—	$—	$—
Futures contracts	—	221,311	—	(513,180)	145,810
Swap contracts	(4,339,797)	(581)	—	871,133	—
Forward commodity contracts	—	—	—	—	58,391

Foreign currency and forward foreign currency exchange contract transactions	—	—	5,626,721	—	—

Total	$(4,339,797)	$54,965	$5,626,721	$357,953	$204,201

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$(622,662)	$—	$(395,910)
Written options	—	—	219,307	—	—
Futures contracts	—	48,581	—	52,440	488,457
Swap contracts	1,497,863	—	4,769	7,654,778	—

Foreign currency and forward foreign currency exchange contracts	—	—	5,772,708	—	—

Total	$1,497,863	$48,581	$5,374,122	$7,707,218	$92,547

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $33,596,000, $818,000, $676,631,000 and $586,007,000, respectively.

The average principal amount of purchased currency options contracts, average number of purchased index options contracts and average number of purchased commodity options contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $85,887,000, 182 contracts and 83 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

7  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

48

Emerging Markets Local Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$621,511,691	$—	$621,511,691
Common Stocks	—	3,840,000 *	—	3,840,000
Precious Metals	7,200,380	—	—	7,200,380
Currency Call Options Purchased	—	641,140	—	641,140
Currency Put Options Purchased	—	112,547	—	112,547
Put Options Purchased	185,090	—	—	185,090
Short-Term Investments —
Foreign Government Securities	—	70,385,100	—	70,385,100
U.S. Treasury Obligations	—	17,903,445	—	17,903,445
Repurchase Agreements	—	36,071,651	—	36,071,651
Other	—	46,374,334	—	46,374,334

Total Investments	$7,385,470	$796,839,908	$—	$804,225,378

Forward Foreign Currency Exchange Contracts	$—	$5,145,029	$—	$5,145,029
Swap Contracts	—	24,418,298	—	24,418,298
Futures Contracts	777,544	—	—	777,544

Total	$8,163,014	$826,403,235	$—	$834,566,249

Liability Description

Securities Sold Short	$—	$(35,193,950)	$—	$(35,193,950)
Forward Foreign Currency Exchange Contracts	—	(2,206,414)	—	(2,206,414)
Swap Contracts	—	(2,230,644)	—	(2,230,644)
Futures Contracts	(349,562)	—	—	(349,562)
Currency Call Options Written	—	(405,111)	—	(405,111)
Currency Put Options Written	—	(690)	—	(690)

Total	$(349,562)	$(40,036,809)	$—	$(40,386,371)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

49

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

50

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and research processes and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Emerging Markets Local Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board specifically noted each Adviser’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s duration or other general market exposures, either by investing in specific securities or through the use of certain derivatives.

51

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2012 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

52

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Emerging Markets Local Income Portfolio

Michael A. Cirami

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

53

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Emerging Markets Local Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3040-6/13	EMISRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	June 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 14, 2013

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	June 14, 2013